Purchases and other expenses - Provisions for litigation - Reconciliation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Purchases and other expenses [abstract]
Provisions for litigations - opening balance	€ 537	€ 528	€ 491
Additions with impact on income statement	354	24	478
Reversals with impact on income statement	(34)	(7)	(56)
Discounting with impact on income statement	2	4	4
Utilizations without impact on income statement	(37)	(13)	(402)
Changes in the scope of consolidation		(6)	1
Translation adjustment	7	(5)
Reclassifications and other items	(50)	12	12
Reclassification to assets held for sale	0	0	0
Provisions for litigations - closing balance	€ 779	€ 537	€ 528